10-Q Background (Details)	May 31, 2023
Restructuring and Related Activities [Abstract]
Percent of Shares Distributed in Conjunction with Spinoff	90.00%
Stock split ratio	0.25
Percent of Shares, Retained by Parent, in Conjunction with Spinoff	10.00%